Note 16 - Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Note 16 - Inventories, net
Disclosure of detailed information about inventories [text block]
	Year ended December 31,
	2023	2022
Finished goods	1,401,754	1,592,706
Goods in process	1,068,956	936,555
Raw materials	569,837	606,977
Supplies	648,443	542,636
Goods in transit	441,217	530,721
	4,130,207	4,209,595
Allowance for obsolescence, see note 25 (i)	(209,110)	(222,666)
	3,921,097	3,986,929